Other financial liabilities (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	Subtotal
Other non-current financial liabilities	$ 458,269,843	$ 412,876,856
Bottom of range [member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	114,492,596
Top of range [member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	339,740,414
Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	114,736,586	86,716,112
Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	118,509,715	111,323,413
Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	225,023,542	214,837,331
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	114,492,596	88,151,400
Bank borrowings [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	101,347,918	74,906,587
Bank borrowings [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	10,196,733	12,442,212
Bank borrowings [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 2,947,945	$ 802,601
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings thirty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91.041.000-8
Debtor country		Chile
Lending party Tax ID		76.645.030-K
Creditor country		Chile
Currency		USD
Other non-current financial liabilities		$ 9,945,156
Type of amortization		At maturity
Interest Rate		3.64%
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings thirty five [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 9,945,156
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings thirty five [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings thirty five [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings thirty eight [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		99.586.280-8
Debtor country		Chile
Lending party Tax ID		97.030.000-7
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 16,000,000
Type of amortization		At maturity
Interest Rate		4.68%
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings thirty eight [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 16,000,000
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings thirty eight [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings thirty eight [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96.981.310-6	96.981.310-6
Debtor country	Chile	Chile
Lending party Tax ID	97.030.000-7	97.018.000-1
Creditor country	Chile	Chile
Currency	CLP	CLP
Other non-current financial liabilities	$ 2,000,000	$ 6,601,389
Type of amortization	At maturity	Semiannual
Interest Rate	1.60%	3.45%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty six [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 2,000,000	$ 3,300,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty six [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0	3,301,389
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty six [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty seven [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96.981.310-6	96.981.310-6
Debtor country	Chile	Chile
Lending party Tax ID	97.030.000-7	97.018.000-1
Creditor country	Chile	Chile
Currency	CLP	CLP
Other non-current financial liabilities	$ 1,000,000	$ 2,980,819
Type of amortization	At maturity	At maturity
Interest Rate	1.60%	3.95%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty seven [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 1,000,000	$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty seven [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0	2,980,819
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty seven [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty eight [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96.981.310-6
Debtor country	Chile
Lending party Tax ID	97.018.000-1
Creditor country	Chile
Currency	CLP
Other non-current financial liabilities	$ 4,951,413
Type of amortization	Semiannual
Interest Rate	3.45%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty eight [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 3,299,984
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty eight [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	1,651,429
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty eight [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty nine [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96.981.310-6
Debtor country	Chile
Lending party Tax ID	97.018.000-1
Creditor country	Chile
Currency	CLP
Other non-current financial liabilities	$ 2,986,511
Type of amortization	At maturity
Interest Rate	3.95%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty nine [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty nine [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	2,986,511
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings thirty nine [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	76.035.409-0	76.035.409-0
Debtor country	Chile	Chile
Lending party Tax ID	97.004.000-5	76.645.030-K
Creditor country	Chile	Chile
Currency	UF	UF
Other non-current financial liabilities	$ 56,950	$ 57,884
Type of amortization	Monthly	Monthly
Interest Rate	3.39%	4.87%
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 11,370	$ 10,856
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty two [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	11,370	10,856
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty two [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 34,210	$ 36,172
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	76.035.409-0
Debtor country	Chile
Lending party Tax ID	97.004.000-5
Creditor country	Chile
Currency	UF
Other non-current financial liabilities	$ 104,096
Type of amortization	Monthly
Interest Rate	5.65%
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty three [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 17,414
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty three [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	17,414
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings thirty three [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 69,268
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings thirty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90.413.000-1
Debtor country		Chile
Lending party Tax ID		97.030.000-7
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 39,978,565
Type of amortization		At maturity
Interest Rate		4.56%
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings thirty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 39,978,565
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings thirty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings thirty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings thirty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90.413.000-1
Debtor country	Chile
Lending party Tax ID	97.018.000-1
Creditor country	Chile
Currency	CLP
Other non-current financial liabilities	$ 89,872,000
Type of amortization	At maturity
Interest Rate	5.70%
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings thirty five [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 89,872,000
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings thirty five [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings thirty five [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings thirty nine [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Bolivia
Lending party Tax ID		0-E
Creditor country		Bolivia
Currency		BOB
Other non-current financial liabilities		$ 3,503,676
Type of amortization		Quarterly
Interest Rate		5.00%
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings thirty nine [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 985,409
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings thirty nine [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		1,751,838
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings thirty nine [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 766,429
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E	0-E
Debtor country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Creditor country	Bolivia	Bolivia
Currency	BOB	BOB
Other non-current financial liabilities	$ 4,162,769	$ 7,035,697
Type of amortization	Quarterly	Quarterly
Interest Rate	5.00%	5.00%
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 1,012,802	$ 2,638,387
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	1,350,402	4,397,310
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 1,799,565	$ 0
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty one [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E	0-E
Debtor country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Creditor country	Bolivia	Bolivia
Currency	BOB	BOB
Other non-current financial liabilities	$ 8,359,215	$ 1,051,103
Type of amortization	Quarterly	Semiannual
Interest Rate	5.00%	5.95%
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty one [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 3,134,706	$ 1,051,103
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty one [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	4,179,607	0
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings fourty one [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 1,044,902	$ 0
Bank borrowings [Member] | Bebidas CCU-PepsiCo SpA [Member] | Bank Borrowings thirty three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		76.337.371-1
Debtor country		Chile
Lending party Tax ID		97.018.000-1
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 997,111
Type of amortization		At maturity
Interest Rate		3.20%
Bank borrowings [Member] | Bebidas CCU-PepsiCo SpA [Member] | Bank Borrowings thirty three [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 997,111
Bank borrowings [Member] | Bebidas CCU-PepsiCo SpA [Member] | Bank Borrowings thirty three [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0
Bank borrowings [Member] | Bebidas CCU-PepsiCo SpA [Member] | Bank Borrowings thirty three [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0
Bank borrowings [Member] | Bebidas CCU-PepsiCo SpA [Member] | Bank Borrowings thirty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	76.337.371-1
Debtor country	Chile
Lending party Tax ID	97.018.000-1
Creditor country	Chile
Currency	CLP
Other non-current financial liabilities	$ 999,642
Type of amortization	At maturity
Interest Rate	3.20%
Bank borrowings [Member] | Bebidas CCU-PepsiCo SpA [Member] | Bank Borrowings thirty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 999,642
Bank borrowings [Member] | Bebidas CCU-PepsiCo SpA [Member] | Bank Borrowings thirty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0
Bank borrowings [Member] | Bebidas CCU-PepsiCo SpA [Member] | Bank Borrowings thirty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	339,740,414	324,725,456
Bonds payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	12,505,018	11,809,525
Bonds payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	105,159,799	98,881,201
Bonds payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 222,075,597	$ 214,034,730
Bonds payable [Member] | Vina San Pedro Tarapaca S.A [Member] | Bono Serie D Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	91,041,000-8	91.041.000-8
Debtor country	Chile	Chile
Lending party Tax ID	Bond D
Creditor country	Chile	Chile
Currency	UF	UF
Other non-current financial liabilities	$ 47,004,623	$ 44,289,752
Type of amortization	Semiannual	Semiannual
Interest Rate	1.00%	1.00%
Bonds payable [Member] | Vina San Pedro Tarapaca S.A [Member] | Bono Serie D Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 418,726	$ 417,245
Bonds payable [Member] | Vina San Pedro Tarapaca S.A [Member] | Bono Serie D Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	46,585,897	43,872,507
Bonds payable [Member] | Vina San Pedro Tarapaca S.A [Member] | Bono Serie D Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 0	$ 0
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90.413.000-1
Debtor country	Chile	Chile
Lending party Tax ID	Bond H
Creditor country	Chile	Chile
Currency	UF	UF
Other non-current financial liabilities	$ 42,114,546	$ 44,823,862
Type of amortization	Semiannual	Semiannual
Interest Rate	4.25%	4.25%
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 11,228,960	$ 10,529,882
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	11,228,960	10,539,626
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 19,656,626	$ 23,754,354
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90.413.000-1
Debtor country	Chile	Chile
Lending party Tax ID	Bond J
Creditor country	Chile	Chile
Currency	UF	UF
Other non-current financial liabilities	$ 93,076,722	$ 87,310,921
Type of amortization	Semiannual	Semiannual
Interest Rate	2.90%	2.90%
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 8,690	$ 9,244
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	8,690	9,255
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 93,059,342	$ 87,292,422
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie L Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90.413.000-1
Debtor country	Chile	Chile
Lending party Tax ID	Bond L
Creditor country	Chile	Chile
Currency	UF	UF
Other non-current financial liabilities	$ 93,883,005	$ 88,372,037
Type of amortization	Semiannual	Semiannual
Interest Rate	1.20%	1.20%
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie L Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 403,668	$ 428,496
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie L Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	46,891,278	44,034,575
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie L Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 46,588,059	$ 43,908,966
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie M Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90.413.000-1
Debtor country	Chile	Chile
Lending party Tax ID	Bond M
Creditor country	Chile	Chile
Currency	UF	UF
Other non-current financial liabilities	$ 63,661,518	$ 59,928,884
Type of amortization	Semiannual	Semiannual
Interest Rate	1.60%	1.60%
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie M Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 444,974	$ 424,658
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie M Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	444,974	425,238
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie M Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 62,771,570	$ 59,078,988
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie D Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91.041.000-8